Shareholder Report, Line Graph (Details) 194057_Innovator Equity Defined Protection ETF - 2 Yr to October 2026_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Oct. 31, 2025
Innovator Equity Defined Protection ETF® - 2 Yr to October 2026
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Equity Defined Protection ETF - 2 Yr to October 2026 NAV
Accumulated Value	$ 9,927	$ 10,000	$ 10,592
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	9,909	10,000	$ 12,035
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500
Accumulated Value	$ 9,901	$ 10,000	$ 11,870